CAPITAL STOCK - Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Warrant One [Member]
Class of Warrant or Right [Line Items]
Number of Options | shares	504,000
Exercise Price | $ / shares	$ 2.8
Expiry Date	Oct. 21, 2027
Warrant Two [Member]
Class of Warrant or Right [Line Items]
Number of Options | shares	5,000
Exercise Price | $ / shares	$ 2.93
Expiry Date	Oct. 21, 2027
Warrant Three [Member]
Class of Warrant or Right [Line Items]
Number of Options | shares	59,280
Exercise Price | $ / shares	$ 2.5
Expiry Date	Oct. 21, 2027